Expense Example	Mar. 28, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 785
Expense Example, with Redemption, 3 Years	1,380
Expense Example, with Redemption, 5 Years	1,999
Expense Example, with Redemption, 10 Years	3,658
Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	224
Expense Example, with Redemption, 3 Years	804
Expense Example, with Redemption, 5 Years	1,411
Expense Example, with Redemption, 10 Years	$ 3,050